Related Party Disclosures (Textuals) (Details) - NCLH - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Genting HK
Related Party Transaction [Line Items]
Amount of dividend paid			$ 341.0	$ 637.5
Apollo Holders And Genting HK
Related Party Transaction [Line Items]
Stock repurchase, shares	1,683,168	4,722,312
Stock repurchase, value		$ 263.5		85.0
Apollo Holders And Genting HK | Board of Directors
Related Party Transaction [Line Items]
Stock repurchase program, authorized amount	$ 1,000.0			$ 1,000.0
Stock repurchase program, period in force				3 years